GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Sep. 30, 2023
General And Administrative Expenses
SCHEDULE OF GENERAL ADMINISTRATIVE EXPENSE

	Years ended September 30
	2021	2022	2023
Staff costs	$294,539	$383,959	$370,826
Audit fees	1,410	1,667	171,667
Insurance	24,257	1,559	2,131
Travel expenses	52,185	69,383	45,056
Depreciation Charge and Amortization of right-of-use assets	11,350	61,484	50,834
Allowance for expected credit loss	(33,351)	335	44,765
Others	70,791	70,345	73,447
	$421,181	$588,732	$758,726